Quarterly Holdings Report
for

Fidelity Simplicity RMD 2010 Fund℠

October 31, 2020

RW32-QTLY-1220
1.858595.114

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,590	$47,647
Fidelity Series Blue Chip Growth Fund (a)	4,712	75,442
Fidelity Series Commodity Strategy Fund (a)	66,289	279,738
Fidelity Series Growth Company Fund (a)	7,587	193,382
Fidelity Series Intrinsic Opportunities Fund (a)	12,604	197,750
Fidelity Series Large Cap Stock Fund (a)	12,458	171,916
Fidelity Series Large Cap Value Index Fund (a)	5,338	61,120
Fidelity Series Opportunistic Insights Fund (a)	4,650	97,555
Fidelity Series Small Cap Discovery Fund (a)	2,072	21,442
Fidelity Series Small Cap Opportunities Fund (a)	5,447	70,538
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,211	143,872
Fidelity Series Value Discovery Fund (a)	8,863	109,722
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,407,022)		1,470,124

International Equity Funds - 15.2%
Fidelity Series Canada Fund (a)	7,521	73,476
Fidelity Series Emerging Markets Fund (a)	9,234	89,108
Fidelity Series Emerging Markets Opportunities Fund (a)	37,156	798,864
Fidelity Series International Growth Fund (a)	12,207	219,839
Fidelity Series International Small Cap Fund (a)	4,080	71,604
Fidelity Series International Value Fund (a)	26,710	220,356
Fidelity Series Overseas Fund (a)	20,569	218,447
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,539,098)		1,691,694

Bond Funds - 51.1%
Fidelity Series Emerging Markets Debt Fund (a)	8,030	72,031
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	862	8,622
Fidelity Series Floating Rate High Income Fund (a)	1,747	15,412
Fidelity Series High Income Fund (a)	9,064	82,388
Fidelity Series Inflation-Protected Bond Index Fund (a)	112,503	1,198,157
Fidelity Series International Credit Fund (a)	366	3,796
Fidelity Series Investment Grade Bond Fund (a)	342,766	4,013,790
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,460	254,095
Fidelity Series Real Estate Income Fund (a)	4,652	46,330
TOTAL BOND FUNDS
(Cost $5,439,570)		5,694,621

Short-Term Funds - 20.5%
Fidelity Series Government Money Market Fund 0.14% (a)(b)	1,823,491	1,823,491
Fidelity Series Short-Term Credit Fund (a)	44,829	458,152
TOTAL SHORT-TERM FUNDS
(Cost $2,270,895)		2,281,643
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,656,585)		11,138,082
NET OTHER ASSETS (LIABILITIES) - 0.0%		407
NET ASSETS - 100%		$11,138,489

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$49,369	$2,503	$5,277	$--	$189	$863	$47,647
Fidelity Series Blue Chip Growth Fund	86,241	19,751	19,722	16,468	5,025	(15,853)	75,442
Fidelity Series Canada Fund	75,778	5,331	5,270	--	42	(2,405)	73,476
Fidelity Series Commodity Strategy Fund	277,850	19,114	28,705	1,195	(3,400)	14,879	279,738
Fidelity Series Emerging Markets Debt Fund	72,849	2,714	1,832	916	(12)	(1,688)	72,031
Fidelity Series Emerging Markets Debt Local Currency Fund	--	8,622	--	--	--	--	8,622
Fidelity Series Emerging Markets Fund	88,041	4,432	6,854	--	128	3,361	89,108
Fidelity Series Emerging Markets Opportunities Fund	803,191	47,372	84,672	--	4,301	28,672	798,864
Fidelity Series Floating Rate High Income Fund	15,140	609	443	169	3	103	15,412
Fidelity Series Government Money Market Fund 0.14%	1,785,497	111,425	73,431	794	--	--	1,823,491
Fidelity Series Growth Company Fund	197,907	9,758	27,709	--	7,604	5,822	193,382
Fidelity Series High Income Fund	82,140	3,278	2,216	1,104	1	(815)	82,388
Fidelity Series Inflation-Protected Bond Index Fund	1,184,604	45,475	38,739	240	103	6,714	1,198,157
Fidelity Series International Credit Fund	3,776	28	--	28	--	(28)	3,796
Fidelity Series International Growth Fund	228,396	12,672	22,598	--	2,157	(788)	219,839
Fidelity Series International Small Cap Fund	67,482	2,775	1,943	--	82	3,208	71,604
Fidelity Series International Value Fund	227,699	13,660	13,583	--	(547)	(6,873)	220,356
Fidelity Series Intrinsic Opportunities Fund	200,705	10,496	19,142	2,790	282	5,409	197,750
Fidelity Series Investment Grade Bond Fund	3,979,425	398,063	154,054	179,123	(1,928)	(207,716)	4,013,790
Fidelity Series Large Cap Stock Fund	175,956	19,814	16,662	6,231	(33)	(7,159)	171,916
Fidelity Series Large Cap Value Index Fund	61,534	4,187	4,866	--	175	90	61,120
Fidelity Series Long-Term Treasury Bond Index Fund	256,889	30,662	13,221	1,263	(284)	(19,951)	254,095
Fidelity Series Opportunistic Insights Fund	101,646	8,726	15,335	--	2,017	501	97,555
Fidelity Series Overseas Fund	228,853	12,272	17,942	--	972	(5,708)	218,447
Fidelity Series Real Estate Income Fund	45,370	2,254	1,389	883	22	73	46,330
Fidelity Series Short-Term Credit Fund	456,820	3,120	--	3,094	--	(1,788)	458,152
Fidelity Series Small Cap Discovery Fund	21,840	1,499	2,104	--	--	207	21,442
Fidelity Series Small Cap Opportunities Fund	72,816	3,670	7,773	433	191	1,634	70,538
Fidelity Series Stock Selector Large Cap Value Fund	145,966	9,658	13,532	--	680	1,100	143,872
Fidelity Series Value Discovery Fund	110,836	7,068	11,440	--	745	2,513	109,722
	11,104,616	821,008	610,454	214,731	18,515	(195,623)	11,138,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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